1875 K Street, N.W.
Washington, DC 20006-1238
Tel: 202 303 1000
Fax: 202 303 2000

June 2, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Permal Alternative Select VIT Portfolio, a series of Legg Mason Partners Variable Equity Trust
Securities Act File No. 333-91278
Investment Company Act File No. 811-21128

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated May 23, 2016, to the Prospectus dated May 1, 2016, for Permal Alternative Select VIT Portfolio filed under Rule 497(e) with the Securities and Exchange Commission on May 23, 2016.

Any questions or comments on this filing should be directed to the undersigned at 202-303-1232.

Very truly yours,

/s/ Neesa P. Sood
Neesa P. Sood

Enclosures

cc:	Rosemary D. Emmens, Legg Mason & Co., LLC
Benjamin J. Haskin, Willkie Farr & Gallagher LLP
Dianne E. O’Donnell, Willkie Farr & Gallagher LLP
Juliet Y. Mun, Willkie Farr & Gallagher LLP

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